INCOME TAXES - Net loss (income) before tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of the net loss (income) before tax on income
Domestic (Israel)	$ 27,089	$ 9,322	$ 8,898
Foreign	175	(598)	(580)
Loss before taxes on income	$ 27,264	$ 8,724	$ 8,318